[TEXT]


                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
    1933



         Post-Effective Amendment No. 2               X



                             and/or
    REGISTRATION STATEMENT UNDER THE INVESTMENT
    COMPANY ACT OF 1940




     Amendment No. 2                             X



                         (Check appropriate box or boxes.)

    The Staar Investment Trust

       Exact Name of Registrant as Specified in Charter)

    604 McKnight Park Drive, Pittsburgh, PA           15237
         (Address of Principal Executive Offices)     Zip Code)

    Registrant's Telephone Number(including Area Code)(412) 367-9076

    J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)


    Copies to Alan Z. Lefkowitz, Esquire, Kabala & Geeseman, 200
    First Avenue, Pittsburgh, PA  15222

     It is proposed that this filing will become effective (check appropriate box)

         X immediately upon filing pursuant to paragraph (b)

         on (date) pursuant to paragraph (b)

         30 days after filing pursuant to paragraph (a)

        on ________________ pursuant to paragraph (a) of Rule
         485
    As soon as possible after the effective date of the Registration under the Securities Act of 1933


         Registrant hereby elects to register an indefinite number of shares under the Securities Act of 1933 in accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940 [17 CFR 270.24f-2].1

                              THE STAAR INVESTMENT TRUST

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 481(a)
                         UNDER THE SECURITIES ACT OF 1933

    Form N-1A

    Item       Registration Statement                 Prospectus
    No.        Caption                                Caption
    1.         Cover Page                             Cover Page

    2.         Six Series Funds                       (a)
               Risk/Return Summary, Performance,
               Fees and expenses, investment
               strategies and related risks,
               management, financial highlights

    3.         Information Common to all the Funds    Information
               Buying Shares, Minimum Investment,     Common to All
               Adding to Your Account, Exchanging     the Funds
               Shares, Selling Shares, Policies,
               Other Information/Year 2000

    4.         Where to Learn More                    Where to Learn
                                                      More

    Additional Information                  Statement of Additional  Information
    Caption
    5.         Cover Page                          Cover Page
    6.         Table of Contents                   Table of Contents
    7.         General Information
               and History                         General Information
                                                   and  History
    8.         Investment Objectives               Investment Objective
                and Policies                       and  Policies, Investment
                                                   Restrictions
    9.         Management of the Fund              Board of Trustees
    10.            Control Persons and             Control Persons and
                   Principal Holders of            Principal Holders of
                   Securities                      Securities

    11.        Investment Advisory and             Investment Advisory and
                   Other Services                  other services
    12.        Brokerage Allocation and other      Brokerage Allocation and
               other Practices                     other Practices

    13.        Capital Stock and                   (a)
    14.         Purchase Redemption and Pricing    Purchase, redemption and
                of shares                          pricing of Shares
    15.        Tax Status                          Dividends,Capital
                                                   Gains, Distributions &
                                                   Taxes
    16.         Underwriter                        (a)
    17.         Calculations of Performance Data   Performance Data
    18.         Financial Statements               Financial Statements

    (a)  Not Applicable

                   THE STAAR INVESTMENT TRUST
                           PROSPECTUS

                          June 30, 1999






    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
    BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE
    COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
    PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
    CRIMINAL OFFENSE.

                                  Contents Page

Information specific to each fund you should know before investing
Intermediate Bond Fund (IBF)                   2
Long Term Bond Fund (LTBF)                     6
Larger Company Stock Fund (LCSF)               10
Smaller Company Stock Fund (SCSF)              14
International Fund (INTF)                      18
AltCat Fund (ACF)                              22

Information common to all of the funds
Buying Shares                                  26
Exchanging Shares                              27
Selling Shares                                 27
Investor Services                              28
Policies                                       29
Other Information; Year 2000 Issues            30
Where To Learn More About the Funds            Inside Back Cover

Intermediate Bond Fund (IBF)
A High Quality General Bond Fund

RISK/RETURN SUMMARY

GOAL:  Income

PRINCIPAL INVESTMENT STRATEGIES:
     The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 65% of its assets must be invested in debt instruments with a dollar-weighted average maturity of between three (3) years and ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. Cash positions may be increased or decreased depending on risk management and liquidity considerations.

MAIN RISKS:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income -- Since the Fund can only distribute what it actually earns, the dividend income per share could decrease when interest rates fall.

PERFORMANCE:

The following bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis.

1.37%      7.00%     7.41%
1996*      1997      1998


* Partial year

The Fund's highest and lowest quarterly returns during this time period were:

Highest:3.41% (quarter ending 9/30/98)
Lowest:-.15% (quarter ending 3/31/97)

Average Annual Total Returns
For the periods ended December 31, 1998

                                       1 Year     Life*
STAAR Intermediate Bond Fund (IBF)      7.4%      5.7%
Salomon Big Medium Term (1-10) Index    7.9%      7.9%

* Since the Fund's inception on 4/4/96


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/98.

Shareholder Fees (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                None
   Maximum Sales Charge on Reinvested Dividends                    None
   Maximum Deferred Sales Charge                                   None
   Redemption or Exchange Fee                                      None

Annual Operating Expenses (deducted from fund assets)
   Management Fees 1                                               0.49%
   12b-1 Fees (for distribution and service) 2                     0.00%
   Other Expenses 3                                                0.09%
   Total Annual Fund Operating Expenses                            0.58%

   1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services.
   2 The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares.
   3 Other expenses may include trustee compensation, federal and state filing fees and other expenses.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

Year 1  Year 3  Year 5  Year 10
$58     $183    $320    $730


INVESTMENT STRATEGIES AND RELATED RISKS

     The Intermediate Bond Fund's main objective is to produce income with a concern for safety for principal. Its strategy includes a limitation to higher quality debt instruments (bonds). Generally, the Fund will purchase securities with AAA, AA or A Standard & Poors ratings or its equivalent from other rating services. While it may purchase securities having a BBB rating, it will hold little or no securities having less than a BBB S&P rating. At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies.
     This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.
     Bonds will normally have a maturity of between two (2) and ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than three (3) and no more than seven (7) years.
	The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liq1uidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.
     The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.
As described in the Risk/Return Summary, there are risks associated with investing in the Fund. Share values may decrease if interest rates rise or one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down.

MANAGEMENT

STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager and has been primarily responsible for the Fund's day-to-day management since its inception on 4/4/96. The Fund paid SFA 0.49% of its average daily net assets for the year ending 12/31/98. For this fee, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

FINANCIAL HIGHLIGHTS

The following has been audited by Carson & Co., independent auditors.
This table should be read together with the financial statements, which are included in the Statement of Additional Information and annual report.

Selected Per-Share Data

                               Year End December 31
                                           1998    1997    1996*

NAV Beg Period                             $10.22  $9.97   $0.00

Net Investment Income                      0.57    0.52    0.30

Net realized and unrealized
gains on securities                        0.19    0.13    0.09

Total income from investment operations    0.76    0.65    0.39

Net Distribution from Investment Income    -0.51   -0.39   -0.17

Net Distrib. From Net Realized Gains       -0.02   -0.01   0.00

Total Distributions                        -0.53   -0.40   -0.17

Net Asset Value, end of year               $10.45  $10.22  $9.97

Total Return (%)                           7.4%    7.0%    1.4%

Ratios/Supplemental Data

Net Assets at End of Year (in $1000's)     $1154   $622    $256

Ratio of Expenses
to Average Net Assets (%)                  0.58%   0.56%   0.39%

Ratio of Net Investment Income
to Average Net Assets (%)                  5.48%   5.56%   1.05%

Portfolio Turnover Rate                    22.54%  8.97%   0.00%


* Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996. Advisory Fees of $.02 per share were waived in 1996 and $.01 per share in 1998.

Long Term Bond Fund (LTBF)
A High Quality General Bond Fund

RISK/RETURN SUMMARY

GOAL:  Income

PRINCIPAL INVESTMENT STRATEGIES:
     The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 65% of its assets must be invested in debt instruments with a dollar-weighted average maturity of over ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. Cash positions may be increased or decreased depending on risk management and liquidity considerations.

MAIN RISKS:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income -- Since the Fund can only distribute what it actually earns, the dividend income per share could decrease when interest rates fall.

PERFORMANCE:

The following bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis.

4.70%     11.18%     8.63%
1996*      1997      1998


* Partial year

The Fund's highest and lowest quarterly returns during this time period were:

Highest: 4.86% (quarter ending 09/30/98)
Lowest: -2.05% (quarter ending 3/31/97)

Average Annual Total Returns
For the periods ended December 31, 1998

                                       1 Year     Life*
STAAR Long Term Bond Fund (LTBF)        8.6%      8.9%
Lipper U.S. Gov't Index                 7.9%      7.9%
Lipper Corporate A Rated Index          7.3%      8.2%

* Since the Fund's inception on 4/4/96


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/98.

Shareholder Fees (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                None
   Maximum Sales Charge on Reinvested Dividends                    None
   Maximum Deferred Sales Charge                                   None
   Redemption or Exchange Fee                                      None

Annual Operating Expenses (deducted from fund assets)
   Management Fees 1                                               0.55%
   12b-1 Fees (for distribution and service) 2                     0.00%
   Other Expenses 3                                                0.09%
   Total Annual Fund Operating Expenses                            0.64%

   1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services.
   2 The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares.
   3 Other expenses may include trustee compensation, federal and state filing fees and other expenses.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

Year 1  Year 3  Year 5  Year 10
$69     $218    $381    $868

INVESTMENT STRATEGIES AND RELATED RISKS

     The Long Term Bond Fund's main objective is to produce income with a concern for safety for principal.
     Its strategy includes a limitation to higher quality debt instruments (bonds). Generally, the Fund will purchase securities with AAA, AA or A Standard & Poors ratings or its equivalent from other rating services. While it may purchase securities having a BBB rating, it will hold little or no securities having less than a BBB S&P rating. At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.
     Bonds will normally have a maturity of over ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than ten (10) and no more than twenty (20) years.
     The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liq1uidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.
     As described in the Risk/Return Summary, there are risks associated with investing in the Fund. Share values may decrease if interest rates rise or one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. Longer-term bonds generally have higher volatility than shorter-term bonds.

MANAGEMENT

STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager and has been primarily responsible for the Fund's day-to-day management since its inception on 4/4/96. The Fund paid SFA 0.55% of its average daily net assets for the year ending 12/31/98.
For this fee, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

FINANCIAL HIGHLIGHTS

The following has been audited by Carson & Co., independent auditors.
This table should be read together with the financial statements, which are included in the Statement of Additional Information and annual report.

Selected Per-Share Data

                               Year End December 31
                                           1998    1997    1996*

NAV Beg Period                             $10.81  $10.25  $0.00

Net Investment Income                      0.63    0.62    0.32

Net realized and unrealized
gains on securities                        0.30    0.50    0.27

Total income from investment operations    0.93    1.12    0.59

Net Distribution from Investment Income    -0.58   -0.56   -0.26

Net Distrib. From Net Realized Gains       0.00    0.00    0.00

Total Distributions                        -0.58   -0.56   -0.26

Net Asset Value, end of year               $11.16  $10.81  $10.25

Total Return (%)                           8.6%    11.2%   4.7%

Ratios/Supplemental Data

Net Assets at End of Year (in $1000's)     $598    $339    $215

Ratio of Expenses
to Average Net Assets (%)                  0.69%   0.64%   0.44%

Ratio of Net Investment Income
to Average Net Assets (%)                  5.70%   5.86%   2.55%

Portfolio Turnover Rate                    6.40%   0.00%   6.21%


* Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996. Advisory Fees of $.02 per share were waived in 1996 and $.01 per share in 1998.

Larger Company Stock Fund (LCSF)
A broadly diversified fund investing in large and mid-sized corporate stock mostly through owning the shares of other mutual funds.

RISK/RETURN SUMMARY

GOAL:  Growth with Some Income

PRINCIPAL INVESTMENT STRATEGIES:
   The Fund invests primarily in stocks of large and mid-sized companies. In terms of market composition, the majority of holdings are intended to represent primarily United States based companies with market capitalization (size) of $3 billion or more. A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.
     Most stocks owned are expected to produce some dividend income. Cash positions may be increased or decreased depending on risk management and liquidity considerations.

MAIN RISKS:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Risk of Too Much Diversification -- While diversification can spread out risk, thereby protecting principal and potentially reducing volatility, it can also limit upside potential returns.

PERFORMANCE:

The following bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis.

10.45%     24.40%    13.10%
1996*      1997      1998


* Partial year

The Fund's highest and lowest quarterly returns during this time period were:

Highest: 17.8% (quarter ending 12/31/98)
Lowest: -12.57% (quarter ending 9/30/98)

Average Annual Total Returns
For the periods ended December 31, 1998

                                         1 Year      Life*
STAAR Larger Company Stock Fund (LCSF)    13.1%      17.4%
Dow Jones Industrials Average             18.1%      21.4%
Lipper Growth & Income Funds Index        13.6%      19.9%

* Since the Fund's inception on 4/4/96


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/98.

Shareholder Fees (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                None
   Maximum Sales Charge on Reinvested Dividends                    None
   Maximum Deferred Sales Charge                                   None
   Redemption or Exchange Fee                                      None

Annual Operating Expenses (deducted from fund assets)
   Management Fees 1                                               0.90%
   12b-1 Fees (for distribution and service) 2                     0.00%
   Other Expenses 3                                                0.09%
   Total Annual Fund Operating Expenses                            0.99%

   1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services.
   2 The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares.
   3 Other expenses may include trustee compensation, federal and state filing fees and other expenses.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

Year 1  Year 3  Year 5  Year 10
$99     $312    $547    $1245

INVESTMENT STRATEGIES AND RELATED RISKS
     The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.
     The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. Open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund.
     In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.
     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.
     The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.
     As described in the Risk/Return Summary, there are risks associated with investing in the Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up.

MANAGEMENT

STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager and has been primarily responsible for the Fund's day-to-day management since its inception on 4/4/96. The Fund paid SFA 0.90% of its average daily net assets for the year ending 12/31/98. For this fee, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

FINANCIAL HIGHLIGHTS

The following has been audited by Carson & Co., independent auditors. This table should be read together with the financial statements, which are included in the Statement of Additional Information and annual report.

Selected Per-Share Data

                               Year End December 31
                                           1998    1997    1996*

NAV Beg Period                             $12.16  $10.62  $0.00

Net Investment Income                      0.03    0.21    0.13

Net realized and unrealized
gains on securities                        1.56    2.37    0.75

Total income from investment operations    1.59    2.58    0.88

Net Distribution from Investment Income    -0.04   -0.21   -0.14

Net Distrib. From Net Realized Gains       -0.72   -0.83   -0.28

Total Distributions                        -0.76   -1.04   -0.42

Net Asset Value, end of year               $12.99  $12.16  $10.62

Total Return (%)                           13.1%   24.4%   10.5%

Ratios/Supplemental Data

Net Assets at End of Year (in $1000's)     $1852   $1276   $736

Ratio of Expenses
to Average Net Assets (%)                  1.00%   0.65%   0.99%

Ratio of Net Investment Income
to Average Net Assets (%)                  0.23%   2.22%   1.54%

Portfolio Turnover Rate                    30.21%  10.47%  0.00%


* Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996. Advisory Fees of $.05 per share were waived in 1997.

Smaller Company Stock Fund (SCSF)
     A broadly diversified fund investing in small, very small and mid-sized corporate stock mostly through owning the shares of other mutual funds.

RISK/RETURN SUMMARY

GOAL:  Long Term Growth

PRINCIPAL INVESTMENT STRATEGIES:
     A main strategy of the Fund is to invest in a mix of Small, Mid-Cap and Micro-Cap stocks which have excellent long-term growth prospects. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund.
     In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style.
Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
     In terms of market composition, the majority of holdings are intended to represent primarily United States based companies with market capitalization
(size) of under $3 billion. A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.
     Cash positions may be increased or decreased depending on risk management and liquidity considerations.

MAIN RISKS:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Risk of Too Much Diversification -- While diversification can spread out risk, thereby protecting principal and potentially reducing volatility, it can also limit upside potential returns.

PERFORMANCE:

The following bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis.

8.18%     14.10%     2.89%
1996*      1997      1998


* Partial year

The Fund's highest and lowest quarterly returns during this time period were:

Highest: 19.07% (quarter ending 12/31/98)
Lowest: -19.34% (quarter ending 9/30/98)

Average Annual Total Returns
For the periods ended December 31, 1998

                                            1 Year     Life*
STAAR Smaller Company Stock Fund (SCSF)      2.9%      9.0%
Russell 2000 Index                          -2.5%      10.7%
Lipper Small Cap Funds Index                -0.9%      8.0%

* Since the Fund's inception on 4/4/96


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/98.

Shareholder Fees (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                None
   Maximum Sales Charge on Reinvested Dividends                    None
   Maximum Deferred Sales Charge                                   None
   Redemption or Exchange Fee                                      None

Annual Operating Expenses (deducted from fund assets)
   Management Fees 1                                               0.90%
   12b-1 Fees (for distribution and service) 2                     0.00%
   Other Expenses 3                                                0.09%
   Total Annual Fund Operating Expenses                            0.99%

   1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services.
   2 The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares.
   3 Other expenses may include trustee compensation, federal and state filing fees and other expenses.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

Year 1  Year 3  Year 5  Year 10
$99     $312    $547    $1245


INVESTMENT STRATEGIES AND RELATED RISKS

     The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization
(size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.
     The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. Open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund.
     In terms of investment styles, the fund will generally employ a mix of growth and value managent, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.
     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.
     The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.
     As described in the Risk/Return Summary, there are risks associated with investing in the Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up.

MANAGEMENT

STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager and has been primarily responsible for the Fund's day-to-day management since its inception on 4/4/96.
The Fund paid SFA 0.90% of
its average daily net assets for the year ending 12/31/98. For this fee, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

FINANCIAL HIGHLIGHTS

The following has been audited by Carson & Co., independent auditors. This table should be read together with the financial statements, which are included in the Statement of Additional Information and annual report.

Selected Per-Share Data

                               Year End December 31
                                           1998    1997    1996*

NAV Beg Period                             $11.45  $10.31  $0.00

Net Investment Income                      -0.05   0.13    0.18

Net realized and unrealized
gains on securities                        0.38    1.33    0.31

Total income from investment operations    0.33    1.46    0.49

Net Distribution from Investment Income    0.00    -0.13   -0.19

Net Distrib. From Net Realized Gains       -0.33   -0.19   -0.31

Total Distributions                        -0.33   -0.32   -0.50

Net Asset Value, end of year               $11.45  $11.45  $10.31

Total Return (%)                           2.9%    14.1%   8.2%

Ratios/Supplemental Data

Net Assets at End of Year (in $1000's)     $1613   $1177   $667
Ratio of Expenses
to Average Net Assets (%)                  0.99%   0.97%   0.99%

Ratio of Net Investment Income
to Average Net Assets (%)                  -0.47%  1.36%   3.00%

Portfolio Turnover Rate                    6.45%   5.04%   0.00%


* Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996.

International Fund (INTF)
     A broadly diversified fund investing primarily in stocks of companies in countries outside the United States, including emerging markets, mostly through owning the shares of other mutual funds.

RISK/RETURN SUMMARY

GOAL:  Long term growth primarily through investments in international stocks.

PRINCIPAL INVESTMENT STRATEGIES:
     A strategic goal is to maintain a broad mix of countries and industries. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower exposure to geographical regions and/or industry sectors.
     At least 65% of the Fund's assets will be in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.
     Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.
     Cash positions may be increased or decreased depending on risk management and liquidity considerations.

MAIN RISKS:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Risk of Too Much Diversification -- The "fund of funds" approach offers tremendous diversification. While diversification can spread out risk, thereby protecting principal and potentially reducing volatility, it can also limit upside potential returns.

PERFORMANCE:

The following bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis.

10.41%     2.86%     3.64%
1996*      1997      1998


* Partial year

The Fund's highest and lowest quarterly returns during this time period were:

Highest: 16.48% (quarter ending 12/31/98)
Lowest: -16.70% (quarter ending 9/30/98)

Average Annual Total Returns
For the periods ended December 31, 1998

                                       1 Year     Life*
STAAR International Fund (INTF)         3.6%      6.0%
MSCI EAFE Index                         18.2%     7.1%
Lipper International Fund Index         12.7%     10.8%
Lipper Emerging Market Funds Index      -26.9%    -13.3%

* Since the Fund's inception on 4/4/96


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/98.

Shareholder Fees (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                None
   Maximum Sales Charge on Reinvested Dividends                    None
   Maximum Deferred Sales Charge                                   None
   Redemption or Exchange Fee                                      None

Annual Operating Expenses (deducted from fund assets)
   Management Fees 1                                               0.90%
   12b-1 Fees (for distribution and service) 2                     0.00%
   Other Expenses 3                                                0.09%
   Total Annual Fund Operating Expenses                            0.99%

   1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services.
   2 The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares.
   3 Other expenses may include trustee compensation, federal and state filing fees and other expenses. Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

Year 1  Year 3  Year 5  Year 10
$99     $312    $547    $1245


INVESTMENT STRATEGIES AND RELATED RISKS

     The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.
     The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned.
     In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.
     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.
     The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives or utilize certain risk management techniques, such as currency hedging.
     As described in the Risk/Return Summary, there are risks associated with investing in the Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up.

MANAGEMENT

STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager and has been primarily responsible for the Fund's day-to-day management since its inception on 4/4/96. The Fund paid SFA 0.90% of its average daily net assets for the year ending
12/31/98.  For this fee, SFA
also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

FINANCIAL HIGHLIGHTS

The following has been audited by Carson & Co., independent auditors.
This table should be read together with the financial statements, which are included in the Statement of Additional Information and annual report.

Selected Per-Share Data

                               Year End December 31
                                           1998    1997    1996*

NAV Beg Period                             $10.50  $10.76  $0.00

Net Investment Income                      0.07    0.16    0.15

Net realized and unrealized
gains on securities                        0.31    0.15    0.68

Total income from investment operations    0.38    0.31    0.83

Net Distribution from Investment Income    -0.08   -0.16   -0.15

Net Distrib. From Net Realized Gains       -0.20   -0.41   -0.13

Total Distributions                        -0.28   -0.57   -0.28

Net Asset Value, end of year               $10.60  $10.50  $10.76

Total Return (%)                           3.6%    2.9%    10.4%

Ratios/Supplemental Data

Net Assets at End of Year (in $1000's)     $1608   $1126   $618

Ratio of Expenses
to Average Net Assets (%)**                0.99%   0.78%   0.99%

Ratio of Net Investment Income
to Average Net Assets (%)                  0.65%   1.76%   1.88%

Portfolio Turnover Rate                    2.30%   0.00%   0.00%


* Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996. Advisory Fees of $.03 per share were waived in 1997.

** Does not include foreign tax paid of .18% in 1998, .18% in 1997 and .43% in 1996.

AltCat (Alternative Categories) Fund (ACF)
     A flexibly-managed, multi-asset global fund investing primarily in assets which offer long-term opportunities for growth of capital and which may or may not be found in the major categories represented by the other Funds of the Trust.

RISK/RETURN SUMMARY

GOAL:  Long term growth through broadly diversified investments.

PRINCIPAL INVESTMENT STRATEGIES:
     The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, a majority of the Fund's assets will be invested in other mutual funds or securities that do not fit the general asset allocation categories of the other Funds.
     Cash positions may be increased or decreased depending on risk management and liquidity considerations.

MAIN RISKS:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Debt Instruments -- To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.

Risk of Too Much Diversification -- The "fund of funds" approach offers tremendous diversification. While diversification can spread out risk, thereby protecting principal and potentially reducing volatility, it can also limit upside potential returns.

PERFORMANCE:

The following bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis.

4.90%      3.82%    -5.75%
1996*      1997      1998


* Partial year

The Fund's highest and lowest quarterly returns during this time period were:

Highest: 8.32% (quarter ending 12/31/98)
Lowest: -12.06% (quarter ending 9/30/98)

Average Annual Total Returns
For the periods ended December 31, 1998

                                       1 Year     Life*
STAAR AltCat Fund (ACF)                 -5.8%     0.9%
Lipper Global Flexible Fund Index        9.0%     11.8%

* Since the Fund's inception on 4/4/96


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/98.

Shareholder Fees (paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                None
   Maximum Sales Charge on Reinvested Dividends                    None
   Maximum Deferred Sales Charge                                   None
   Redemption or Exchange Fee                                      None

Annual Operating Expenses (deducted from fund assets)
   Management Fees 1                                               0.90%
   12b-1 Fees (for distribution and service) 2                     0.00%
   Other Expenses 3                                                0.09%
   Total Annual Fund Operating Expenses                            0.99%

   1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services.
   2 The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares.
   3 Other expenses may include trustee compensation, federal and state filing fees and other expenses. Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same.

Year 1  Year 3  Year 5  Year 10
$99     $312    $547    $1245


INVESTMENT STRATEGIES AND RELATED RISKS

     The AltCat Fund's objective is to produce long term growth of capital by investing investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of domestic or foreign security allowable under securities laws. Current income is secondary, and could vary from low to high or be non-existent.
     The Fund invests, under normal conditions, in a mix of other mutual funds. The mutual funds are chosen to provide a variety of investment styles and portfolios. Open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned.
     In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
     Other mutual funds are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one index. Open-end, closed-end as well as unit trusts may be owned.
Individual stocks may also be owned by the Fund.
     A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.
     The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.
     The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. Direct investments in derivatives are allowed, but normally would represent little or none of the direct assets held by the Fund. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging.
     As described in the Risk/Return Summary, there are risks associated with investing in the Fund. Share values of the Fund will likely decrease if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up.

MANAGEMENT

STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager and has been primarily responsible for the Fund's day-to-day management since its inception on 4/4/96. The Fund paid SFA 0.90% of its average daily net assets for the year ending 12/31/98. For this fee, SFA also provided other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

FINANCIAL HIGHLIGHTS

The following has been audited by Carson & Co., independent auditors.
This table should be read together with the financial statements, which are included in the Statement of Additional Information and annual report.

Selected Per-Share Data
                               Year End December 31
                                           1998    1997    1996*

NAV Beg Period                             $10.53  $10.25  $0.00

Net Investment Income                      0.13    0.10    0.15

Net realized and unrealized
gains on securities                        -0.73   0.28    0.31

Total income from investment operations    -0.60   0.38    0.46

Net Distribution from Investment Income    -0.13   -0.10   -0.16

Net Distrib. From Net Realized Gains       -0.13   -0.00   -0.08

Total Distributions                        -0.26   -0.10   -0.24

Net Asset Value, end of year               $9.67   $10.53  $10.25

Total Return (%)                           -5.8%   3.8%    4.9%

Ratios/Supplemental Data

Net Assets at End of Year (in $1000's)     $374    $307    $124

Ratio of Expenses
to Average Net Assets (%) **               0.99%   0.82%   0.74%

Ratio of Net Investment Income
to Average Net Assets (%)                  1.24%   1.29%   1.60%

Portfolio Turnover Rate                    0.02%   3.48%   0.00%


* Data shown for 1996 is not representative of a full year's operation because the operational inception date of the six series funds was April 4, 1996. Advisory Fees of $.02 per share were waived in 1996.

** Does not include foreign tax paid of .05% in 1998.

INFORMATION COMMON TO ALL OF THE FUNDS

BUYING SHARES

By Mail
     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.

Through Your Registered Investment Representative
     Your representative can help you with forms and the processing of your check.

By Wire
     Call Shareholder Services for availability and instructions.

By Payroll Deduction
     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.


MINIMUM INITIAL INVESTMENT

Regular Accounts: $10,000 to the entire Trust, which may be split among the Funds subject to a $1,000 minimum per Fund. The $10,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $250 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.


ADDING TO YOUR INVESTMENTS

By Mail
     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the
account number.   Be sure to specify the amounts that should credited to each
Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
     Minumum Amounts: Additional investments to regular accounts must be no less than $100 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan
     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
     Minumum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $10,000 total from any Fund or combination of Funds over the phone or by a signed letter. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

    - You are selling more than $10,000 worth of shares.
    - You want to have proceeds paid to someone who is not a registered owner.
    - You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.
    - You have changed the address on your account by phone within the last 15 days.

     You will receive the share price equal to the Net Asset Value at the end of the day your request is received if it is received by 3:00 P.M.
(Eastern Time). If the request is received after 3:00 P.M. or on a day the Trust is not open for business, it will be processed as of the close of the next business day.

     Your redemption check will generally mailed via first-class mail within five business days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

	If you want to sell shares recently purchased by check or bank draft, we may delay sending your proceeds until your check or draft has cleared. This delay could be seven business days or more.

INVESTOR SERVICES

Distribution Options
     You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

    -- Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.) -- Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.
    -- Dividends and capital gain distributions in cash.

Automatic Investment Plan
     You may transfer money directly from your checking or savings account to buy shares monthly. The minimum amount is $50 per Fund.

Automatic Exchanges
     You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan
     You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

Taxes on Distributions
     For federal income tax purposes, distributions of investment income (including dividends and short-term gains) are taxable as ordinary income. Long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

Statements and Reports
     You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

Fees for Special Services
     The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption and special mailing requests.

POLICIES

How the Funds Are Priced
     The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York
Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund.
     The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds.
Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's
Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.
     The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Time Limits For Crediting Purhases, Exchanges And Redemptions
     The following types of orders must be received by the time (Eastern Time) shown below to be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

	Checks by mail, courier or personal delivery:          3:00 P.M.
      Automatic Investment Plans, money received:            2:00 P.M.
      Wire Orders:              Call Shareholder Services by 1:00 P.M. and
                                     Wired Funds received by 3:00 P.M.
      Broker-Dealer Orders:                                  3:55 P.M.
      Telephone Exchanges:                                   3:30 P.M.
      Requests for redemptions by mail or phone:             3:00 P.M.

Accounts With Low Balances
     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. If your account falls into this category, a letter will be mailed to you giving you the option of adding to your account or closing it within 30 days.

Changes in Investment Minimums
     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts
     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders
     The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust.
     The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

OTHER INFORMATION/YEAR 2000 CONSIDERATIONS

Fund of Funds
     The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds could result in greater expenses for those Funds than if they held individual securities only. Normally, this does not apply to the bond funds (IBF and LTBF); while they are not prohibited from doing so, they generally do not hold other mutual funds.

Year 2000 Issues
     The Trust Funds could be adversely affected if the computers used by the Trust or any of its service providers do not properly process date-related information. The Trust and its managers recognize the importance of this problem and they have diligently taken steps to address it. In-house systems have been tested, contingency plans formulated and inquiries have been made to all service providers.
     The interdependencies on multiple computer systems are significant. While we are confident that our internal systems will be compliant, and that most of our service providers are expressing similar confidence, there can be no assurance or guarantee that there will be no interruptions, delays or other adverse effects on the Funds.

Back cover

Where to Learn More

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  STAAR Financial Advisors, Inc.  800/332-7738 PIN 3371

E-mail Address: staar@iname.com

Web Site:  www.staarinvest.com

Statement of Additional Information (SAI)
     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. It may be obtained from Shareholder Services or at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web Site at www.sec.gov.

Cover

                      STATEMENT OF ADDITIONAL INFORMATION



                              THE STAAR INVESTMENT TRUST

                              604 McKnight Park Drive
                               Pittsburgh, PA  15237
                                  (412) 367-9076


         This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated June 30, 1999, as supplemented from time to time.

         This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.


                                       Date: June 30, 1999

  Page 1
                              THE STAAR INVESTMENT TRUST
                             STATEMENT OF ADDITIONAL INFORMATION
                                 TABLE OF CONTENTS

                                             Page

    General Information And History          2


    Investment Objectives and Policies       2



    Management of the Funds                  3



    Control Persons and Principal Holders
         of Securities                       3



    Investment Advisory and Other Services   3

    Brokerage Allocation and Other Practices 4

    Purchase, Redemption and Pricing of
     Securities Being Offered                4

    Tax Status                               4

    Calculation of Performance Data          5

    Other Information                        5

    Financial Statements                     6


    GENERAL INFORMATION AND HISTORY

              The Registrant,

    STAAR Investment Trust (the Trust),

    was formed on February 28, 1996 for the purposes of commencing business as an investment company. It had engaged in no prior business activities.

    INVESTMENT OBJECTIVES AND POLICIES

         As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

         Each Fund has adopted certain fundamental investment policies.
    These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

              (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

               (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.


         (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees will attempt to avoid purchasing shares of any other mutual funds which utilize margin purchases other than in amounts less than five (5%) percent of its portfolio. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

        (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

         (5) There are no fundamental policies relating to concentration of investments in a particular industry or group of industries.

         (6)The purchase of real estate is permitted in the AltCat (ACF)
    Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

               The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

         (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

          (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

           (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

         The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid.
    Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

              There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.


         The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:
              1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or
              2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.



    MANAGEMENT OF THE FUNDS

    Trustees

    Name                    Position Held               Principal Occupation(s)
    & Address               With Registrant             during Past 5 Years


    J. Andre Weisbrod       President                   President, STAAR
                                                        Financial Advisors, Inc.
                                                        Pittsburgh, PA

    Ronald G. Benson        Secretary                   Business Consultant,
                                                        Regional Director,
                                                        Fellowship of Companies
                                                        for Christ,International
                                                        Pittsburgh, PA

    Jeffrey A. Dewhirst     Trustees                    Investment  Banker,
                                                        Sewickley, PA

    Thomas J. Smith         Trustee                     President & CEO,
                                                        Capmasters, Inc.
                                                        Pittsburgh, PA

    John H. Weisbrod        Trustee                     Retired President of
                                                        Sea Breeze Laboratories


    Control Persons and Principal Holders of Securities
              There are no Control Persons or Principal Holders to report.

          The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.


    INVESTMENT ADVISORY AND OTHER SERVICES

          The Advisor to the Trust is STAAR Financial
    Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA
    15237.  The President and principal owner of SFA is J. Andre
    Weisbrod. No other stockholder of the Advisor owns 5% or more of the Advisor.
          John H. Weisbrod, member of the Board of Trustees, is a minority stockholder of the Advisor and father of J. Andre Weisbrod.


              Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows: The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:

                                      Monthly Rate         Annualized
    INTF, LCSF & SCSF                 .0750%               .90%
    LTBF                              .0600%               .72%
    IBF                               .0525%               .63%
    ACF                               .0750%               .90%

         These are maximum fees and will be accrued daily and paid at the closing of the last business day of the month. The Advisor has agreed to waive fees as needed to keep advisor fees plus any 12(b)-1 fees from exceeding 1% of average net assets through 2000.

    CUSTODIAN
             The Registrant has contracted with

    Firstar

    Bank of Cincinnati, Ohio to be the Trust's custodian.


    BROKERAGE ALLOCATION AND OTHER PRACTICES

         Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

         It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions.

          The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.


    12b-1 Plan

    Effective July 27, 1998 The Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed
    In the prospectus under "Trust Expenses". 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.


    PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
    OFFERED

              Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York
    Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

    TAX STATUS

         The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.



    CALCULATION OF PERFORMANCE DATA

              Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:


                                  P(1 + T)n = ERV


    where:

         P =  a hypothetical initial payment of $1,000
         T =  average annual total return
         n =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

         Dividends and capital gains are assumed to be reinvested. Total Return Performance Since Inception


    			  IBF      LTBF     LCSF     SCSF     INTF     ACF


    Payment         $1000    $1000    $1000    $1000    $1000    $1000

    Av.Annualized
    Tot Ret         5.7%     8.9%     17.4%    9.0%     6.0%     0.9%

    Years: 4/4/96
    to 12/31/98     2.74     2.74     2.74     2.74     2.74     2.74

    Ending
    Value           1164.39  1264.02  1551.70  1267.95  1173.56  1025.99




         Where Yield is calculated, the following formula is used:

                       YIELD = 2 [(a-b + 1)6 - 1]
                                    cd

         where:

         a =  dividends and interest earned during the period.
         b =  expenses accrued for the period (net of reimbursements).
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

       Yield Calculation 30 Days Ended 12/31/1998

    			    IBF      LTBF     LCSF     SCSF     INTF     ACF


    Divs &
    Int Earned        4901     3167     5568     10551    11991    4490

    Expenses
    Accrued           499      344      1458     1210     1252     304

    Avg. Shrs.
    Outstanding       95292    53710    136574   134561   145842   38521

    Max
    Offering
    price end
    of Period         10.45    11.16    12.99    11.45    10.60     9.67


    30 Day
    Yield             5.36%    5.72%    2.80%    7.39%    8.49%    13.86%

    NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30 day yields may significantly overstate the annualized yields.



    OTHER INFORMATION

              The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

              Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

    FINANCIAL STATEMENTS

    STAAR INVESTMENT TRUST
    FINANCIAL STATEMENTS
    DECEMBER 31, 1998

    CERTIFIED PUBLIC ACCOUNTANTS
    CARSON & COMPANY
    P.O. BOX 395
    201 VILLAGE COMMONS
    SEWlCKLEY, PA 15143
    (412) 741-8588
    FAX (412) 741-0833

    Independent Auditor's Report

    To the Shareholders and Trustees
    STAAR Investment Trust

    We have audited the statement of assets and liabilities, including the schedules of investments of STAAR Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company
    Stock Fund, Smaller Company Stock Fund, International Fund and
    Alternative Categories Fund) as of December 31, 1998, and the related statements of operations and cash flows for the period then ended, the statement of changes in net assets for the period then ended, and the selected per share data and ratios for the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the STAAR Investment Trust as of December 31, 1998, the results of their operations and their cash flows for the period then ended, the changes in their net assets for the period then ended, and the selected per share data and ratios for the period then ended, in conformity with generally accepted accounting principles.

     Sewickley, PA
     February 26, 1999

Page 7
                   STAAR INVESTMENT TRUST
            STATEMENT OF ASSETS AND LIABILITIES
                     DECEMBER 31, 1998

                          ASSETS

Investments in securities, at value -             $ 7,275,055
    Cash (Not including money market funds)            20,125
    Bond Interest Receivable                           25,188

       Total Assets                                 7,320,379

                        LIABILITIES
    Accounts Payable for Securities                   117,264
    Accounts Payable - Other
    (Advisors, TTEE, 12B-1 Fees)                        5,233

       Total Liabilities                              122,497

   NET ASSETS                                       7,197,882


    NOTE: The accompanying notes are an integral part of these financial statements.

         1 SST INTERMEDIATE BOND FUND  Portfolio Valuation Date 12/31/1998




    Quantity Description                UnitCost Price     Cost    MktVal
UnrealG/L  % of Val.


    205,758 Cash & Equiv.                100.00  100.00  205,758   205,758
0        16.6%

    20,000  US Tr Nt 6.50 4/30/99        100.73  100.63  20,146    20,125
(21)     1.6%

    45,000  US Tr Nt 6.25 8/31/00         98.97  102.53  44,535    46,139
1,604    3.7%

    20,000  US Tr Nt 6.375 8/15/02       100.45  105.53  20,089    21,106
1,017    1.7%

    20,000  US Tr Nt 6.5 5/15/05         100.19  109.56  20,037    21,912
1,875    1.8%

    25,000  US Tr Nt 7.0 7/15/06         100.76  114.09  25,191    28,523
3,332    2.3%

    20,000  US Tr Nt 5.5 2/15/08         100.42  105.97  20,084    21,194
1,110    1.7%

    20,000  US Tr Nt 5.375 2/15/01       100.38  101.53  20,075    20,306
231      1.6%

    50,000  US Tr Nt 5.5 12/31/00        102.69  101.69  51,344    50,844
(500)    4.1%

    50,000  FHLMC Deb 6.49 12/19/05      100.70  102.00  50,350    51,000
650      4.1%

    60,000  FHLMC Deb 6.25 6/24/08       100.00  100.31  60,000    60,188
188      4.9%

    20,000  Fed Hm Ln Bk 6.17  7/30/02   102.22  103.75  20,433    20,750
307      1.7%

    40,000  Fed Hm Ln Bk 5.94 1/30/01     99.82  100.06  39,929    40,025
96       3.2%

    40,000  Fed Hm Ln Bk 5.925 8/14/03   100.98  100.78  40,391    40,312
(79)     3.3%

    25,000  Fed Nat Mtg Ass 7.32 5/3/06  100.00  104.88  25,000    26,220
1,220    2.1%

    25,000  Fed Nat Mtg Ass 7.52 4/23/04 101.39  100.71  25,348    25,178
(170)    2.0%

    35,000  Fed Nat Mtg Ass 7.37 3/09/07 103.12  102.47  36,092    35,865
(227)    2.9%

    75,000  Fed Nat Mtg Ass 5.39 11/5/03  99.56   98.57  74,672    73,928
(744)    6.0%

    20,000  TVA Pwr 93Ser 6.125 7/15/03   97.00  102.19  19,400    20,4380
1,038    1.6%

    13,000  TVA Pwr 95Ser 6.375 6/15/05   97.25  105.91  12,643    13,768
1,125    1.1%

    25,000  Avco Fin Srv 7.375 8/15/01   102.00  104.96  25,500    26,240
740      2.1%

    30,000  Columb/HCA Hlth 6.87 9/15/03  98.63   98.54  29,588    29,652
(26)     2.4%

    20,000  DetEd SecMdTr59 6.27 3/15/00 100.00  100.82  20,000    20,164
164      1.6%

    20,000  IBM NT BkEntNC 7.25 11/01/02 102.14  106.94  20,427    21,388
961      1.7%

    25,000  M Lynch&Co Nts NC 8.0 2/1/02 103.50  106.85  25,875    26,713
838      2.2%

    15,000  Morg Stnly Nt 6.375 12/15/03  96.90  102.91  14,535    15,437
902      1.2%

    30,000  Stud Ln Mkt Ass 6.07 2/14/02  99.50  100.04  29,850    30,012
162      2.4%

    40,000  Disney Co Nts 6.375 3/30/01  102.79  102.82  41,117    41,128
11       3.3%

    20,000  BellSouth Comm 6.5 2/01/00   100.25  101.37  20,050    20,274
224      1.6%

    80,000  Ford Mtr Cr 6.0 1/14/03      102.84  101.82  82,268    81,456
(812)    6.6%

    40,000  Mellon Finl Co. 6.0 3/01/04  100.09  101.89  40,036    40,756
720      3.3%

    40,000  Sears Acc Corp 6.92 6/17/04  104.80  106.41  41,920    42,564
644      3.4%

    Total Account                                        1,222,693 1,239,273
16,580   100.0%

    See notes to financial statements

     2 SST LONG TERM BOND FUND Portfolio Valuation Date 12/31/98



    Quantity Description                  UnitCost  Price    Cost     MktVal
UnrealG/L   % of Val.


    3,017   Cash & Equiv.                  1.00     1.00      3,017    3,017
0        0.5%

    10,000  US Tr Nt 5.625 2/15/06          92.70   105.78    9,270    10,578
1,308    1.7%

    75,000  US Tr Nt 7.25 5/15/16          105.59   121.13    79,194   90,844
11,650   15.0%

    25,000  US Tr Nt 7.125 2/15/23         100.88   123.03    25,219   30,758
5,539    5.1%

    15,000  US Tr Nt 6.875 8/15/25          99.99   121.44    14,998   18,216
3,218    3.0%

    20,000  US Tr Nt 7.25 8/15/22          100.81   124.31    20,163   24,863
4,700    4.1%

    10,000  US Tr Nt 6.25 8/15/23          104.86   111.88    15,730   16,781
1,051    2.8%

    20,000  FHLMC 7.375 10/25/11            99.50   101.34    19,900   20,269
369      3.3%

    35,000  FHLMC 6.85 5/14/13             100.28   101.41    35,099   35,492
393      5.9%

    30,000  FHLMC 6.42 8/19/13             101.26   100.72    30,378   30,215
(163)    5.0%

    25,000  FHLMC 6.7 2/15/11              102.94   101.81    25,734   25,453
(281)    4.2%

    15,000  Bankamer Corp MTN 6.5 5/6/13   100.00   100.13    15,000   15,020
20       2.5%

    20,000  Bear St MtnTr798 7.4 11/20/17  100.00   100.13    20,000   20,014
14       3.3%

    15,000  Chase Man Corp MTN 6.5 5/6/13  100.25    99.58    15,037   14,937
(100) 2.5%

    35,000  Citicorp 7.2 9/15/10           102.38   101.47    35,831   35,514
(317)    5.9%

    20,000  Disney Mtn Semi 7.75 9/30/11   100.00   101.58    20,000   20,316
316      3.4%

    10,000  FPL Grp Cap Inc 7.625 5/01/13  100.26   103.84    10,025   10,384
359      1.7%

    40,000  Ford Mtr Cred MTN 7.0 9/20/10  101.00   102.35    40,400   40,940
540      6.8%

    25,000  GE Cap Corp 6.4 1/16/13         99.75   100.05    24,938   25,012
74       4.1%

    20,000  Gen Mot Corp Nts 7.10 3/15/06   99.31   108.40    19,861   21,680
1,819    3.6%

    15,000  Morgn Stnly Cap Gr 7.45 7/3/12 100.00   101.01    15,000   15,152
152      2.5%

    15,000  So.Westn Bell Deb 6.75 6/01/08  96.25   100.83    14,438   15,125
687 2.5%

    30,000  Xerox Cr Corp MTN 6.5 1/28/13  100.00   101.03    30,000   30,309
309 5.0%

    35,000  Xerox Cr Corp MTN 6.5 2/11/13  100.00   101.07    35,000   35,375
375    5.8%

    Total
    Account                                                   574,232 606,264
32,032   100.0%


    See notes to financial statements

  3 SST LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/98

Quantity Description                        UnitCost Price   Cost     MktVal
UnrealG/L   % of Val.


    139,226 Cash & Equiv.                 1.00     1.00    139,226  139,226
0           7.5%


    U.S. Lar
    ger Comp
    any Stoc
    k Mutual
    Funds

    5726    Bear Stearns S&P Stars A      20.42    22.97   116,900  131,525
14,625      7.1%

    1869    Clipper Fund                  69.35    75.37   129,604  140,857
11,253      7.6%

    2857    Franklin Growth Fund Cl 1     24.92    31.45   71,192   89,860
18,668      4.9%

    5007    Fundamental Investors Fund    25.09    28.92   125,604  144,800
19,196      7.8%

    1238    Janus Twenty Fund             44.87    53.30   55,538   65,972
10,434      3.6%

    31355   Putnam Investors A Fund       12.87    14.82   403,414  464,683
61,269      25.1%

    3877    Torray Fund                   35.08    36.48   136,023  141,444
5,421       7.6%

    6315    Washington Mutual Investors   25.54    32.91   161,308  207,843
46,535      11.2%

    U.S. Lar
    ger Comp
    any Stoc
    k Unit
    Trusts

    9478    Peroni Top 10 Grwth Tr 98 Ser 9.96     11.89   94,372   112,728
18,356      6.1%

    U.S. Mi
    d-Cap L
    arger
    Company
    Stocks

    1630    Mairs and Power Growth Fund   69.81    92.68   113,821   151,108
37,287      8.2%

    1054    Strong Schafer Value Fund     60.18    59.29   63,416    62,475
(941)       3.4%

    Total
    Account                                                1,610,418 1,852,521
242,103     100%

    See notes to financial statements

  4 SST SMALLER COMPANY STOCK FUND Portfolio Valuation
                                                            12/31/98


    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    47864   Cash & Equiv.                 1.00     1.00    47,864    47,864
0           3.0%


    U.S.
    Small
    er
    Com
    pany
    Stock
    Mutu
    al
    Fund
    s


    9261    Acorn Fund                    16.25    16.85   150,510   156,045
5,535       9.7%

    11156   Frnkln Small Cap Growth Fd I  20.27    22.57   226,080   251,788
25,708      15.6%

    9986    Ivy Emerging Growth Fund A    26.50    32.65   264,628   326,052
61,424      20.2%

    9103    SSGA Small Cap Fund           19.30    19.41   175,739   176,696
957         10.9%

     U.S.
    Mid-
    Cap
    small
    er
    Com
    pany
    Stock
    s

    11323   Putnam Cap. Apprec. Fund A    22.70    22.66   257,028   256,585
(443)       15.9%

    5648    T Rowe Price New Horizons Fd  23.76    23.34   134,192   131,831
(2,361)     8.2%

    U.S.
    Micr
    ocap
    Stock
    Mutu
    al
    Fund
    s

    13838   Frnkln Microcap Value Fund I  19.42    19.31   268,678   267,217
(1,461)     16.6%

    Total
    Account                                                1,524,719 1,614,078
89,359      100%

    See notes to financial statements

  5 SST INTERNATIONAL FUND Portfolio Valuation Date 12/31/98

    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    32867   Cash & Equiv.                 1.00     1.00    32,867    32,867
0           2.0%

    Inter
    natio
    nal
    Stock
    Mutu
    al
    Fund
    s

    5464    Europacific Fund              26.20    28.40   143,148   155,183
12,035      9.6%

    6339    Hotchkis & Wiley Int'l Fund   22.29    23.28   141,317   147,570
6,253       9.2%

    6496    Ivy International Fund        35.92    41.20   233,321   267,646
19,922      21.2%

    17088   Putnam Int'l Growth Fund A    18.22    19.23   311,355   328,600
17,245      20.4%

    10201   T R Price Int'l Stock Fund    13.64    14.99   139,150   152,919
13,769      9.5%

    22866   Templeton Foreign Fund I      10.04    8.39    229,559   191,844
(37,715)    11.9%

    9151    Warburg Pincus Int'l Eq Fd    19.35    17.79   177,065   162,804
(14,261)    10.1%

    Develop
    ing Mar
    kets Mu
    tual
    Funds

    16468   Templeton Devel. Mkts Tr I    14.32    10.30   235,830   169,617
(66,213)    10.5%

    Total
    Account                                                1,643,612 1,609,050
(34,562)    100%

    See notes to financial statements

  6 SST ALTCAT FUND Portfolio Valuation 12/31/98

    Quantity Description                    UnitCost Price   Cost      MktVal
UnrealG/L   % of Val.


    23829   Cash & Equiv.                 1.00     1.00    23,829    23,829
0           6.4%

    U.S.
    Mid-
    Cap
    Large
    r
    Com
    pany
    Stock
    Mutu
    al
    Fund
    s

    1091    Muhlenkamp Fund               34.49    37.65   37,618    41,062
3,444       11.0%

    Glob
    al
    Small
    er
    Co.
    Stock
    Mutu
    al
    Fund
    s

    2257    Mutual Series Discovery Fd I  18.44    17.19   41,615    38,801
(2,814)     10.4%

    446     Small Cap World Fund I        25.97    27.64   11,576    10,977
(599)       2.9%

    Alter
    nativ
    e
    Cate
    gorie
    s

    484     Franklin Gold Fund I          14.50    7.72    7,020     3,737
(3,283)     1.0%

    1699    Frnkln Real Estate Sec Fd I   14.60    14.32   24,806    24,332
(474)       6.5%

    2715    Frnkln Nat. Resources Fd I    14.68    10.50   39,861    28,507
(11,354)    7.6%

    955     Invesco Strategic Tech Fd     31.41    34.99   30,000    33,419
3,419       8.9%

    6669    Ivy China Region Fund A       8.50     6.30    56,684    42,014
(14,670)    11.2%

    3802    Templeton Latin Amer Fund I   11.44    7.12    43,505    27,071
(16,434)    7.2%

    1276    Templeton Global Real Est I   14.45    13.67   18,426    17,438
(988)       4.7%

    1217    Vanguard Special Energy Fund  22.27    18.42   27,112    22,422
(4,690)     6.0%

    624     Vanguard Special Health Fund  75.18    96.85   46,881    60,396
13,515      16.1%


    Total
    Account                                                408,933   374,005
(34,928)    100%

    See notes to financial statements

    STAAR SYSTEM- TRUST
    STATEMENT OF OPERATIONS
    12 MONTH PERIOD ENDING DECEMBER 31, 1998
    (Total, Six Series Funds)

    Investment Income
          Mutual fund dividends                    $ 66,820
          Interest and money market
          fund dividends                             77,962
             Total Income                                      $144,782

    Expenses
       Investment advisory fees (Note 5)           $ 51,572
       Directors fees, filing, tax (Note 5)        $  5,632
       Foreign Taxes Paid                          $  2,877
       Interest                                    $      0
       Marketing/Distrib. 12b-1                    $     24
       Other Expenses                              $    387
             Total Expenses                                    $ 60,492

             Investment income-net                             $ 84,290

    Realized and unrealized appreciation on
    investments
       Realized long and short term capital gains  $178,138
       Unrealized appreciation (depreciation)      $ 51,116

       Net Realized and Unrealized
       Appreciation (Depreciation)                             $229,254


       Net increase in net assets resulting
       from operations                                         $313,544

    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR SYSTEM TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                                     Period
                                                                     From
                                                                     Inception
                                     Year Ended     Year Ended       (3/19/96)
                                     December 31,   December 31,     Through
                                     1998           1997             12/31/96
    Increase in net assets from
    operations:
       Investment income- net        $   84,290     $   93,962       $  42,940
       Net realized gain on
       investments                   $  178,138     $  141,856       $  46,523
       Unrealized appreciation of
       investments                   $   51,116     $  188,631       $  70,817

          Net increase in net assets
          resulting from operations  $  313,544     $  424,449       $ 160,280

    Distributions to shareholders
    from:
       Investment income             $( 86,735)     $( 87,129)       $( 38,885)
       Realized long term gains      $(170,740)     $(141,856)       $( 46,523)
             Total distributions     $(257,475)     $(228,985)       $( 85,408)

    Capital share transactions
    (Note 3)
       Purchases                     $2,624,793     $2,044,858       $2,465,597
       Redemptions                   $( 585,695)    $( 238,765)      $(  10,000)
       Reinvestment of dividends     $  255,605     $  228,985       $   85,408
          Net increase in net assets
          resulting from capital
          share transactions         $2,294,703     $2,035,078       $2,541,005

       Total increase in net assets  $2,350,772     $2,231,231       $2,615,877

    Net assets
       Beginning of period           $4,847,108     $2,615,877       $        0
       End of period                 $7,197,880     $4,847,108       $2,615,877


    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR SYSTEM TRUST
    STATEMENT OF CASH FLOWS
    YEAR ENDED DECEMBER 31, 1998

     Net increase in cash from operations                   $ 313,544

    Adjustments required to reconcile to net cash provided by operating activities:

          Unrealized appreciation of investments              (51,116)
          (Increase) decrease in:
             Bond Interest Receivable                          (9,266)

          Increase (Decrease) in:
             Accrued Interest                                     706
             Taxes Payable                                         (0)
             Accounts Payable                                 118,586

       Net cash provided by operating
        activities                                            372,454

    Cash provided (used) by investment activities
       Investments Purchased                                (3,113,378)
       Sales or redemptions                                    843,741

       Net cash (used) by investment activities             (2,269,637)

    Cash provided (used) by financing activities
       Shareholder Contributions                             2,624,793
       Shareholder Redemptions (including $158,682
          Re-invested in other Trust Funds)                   (585,696)
       Dividends declared                                     (257,476)
       Dividends reinvested by shareholders                    255,586

       Net cash provided by financing activities             2,037,207

    Increase (Decrease) in Cash During Period                  140,024

       Cash Balance - beginning of period                      312,536
       Cash Balance - end of period                         $  452,561

    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR SYSTEM TRUST
    NOTES TO FlNANClAL STATEMENTS
    DECEMBER 31, 1998

    NOTE 1 - ORGANIZATION AND PURPOSE

    Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996.

    The Trust is registered with the Securities and Exchange
    Commission under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

    NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

    The STAAR Intermediate Bond Fund
    The STAAR Long-Term Bond Fund
    The STAAR Larger Company Stock Fund
    The STAAR Smaller Company Stock Fund
    The STAAR International Fund
    The STAAR Alternative Categories Fund

    Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

    Security Valuation - Investments in mutual funds are stated at net asset value on the date of valuation. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

    Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distributes all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required.

    Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

    Other - The Trust follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities.

    Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

    NOTE 3 - SHAREHOLDER TRANSACTIONS

    The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in Note 2. During the years ended December 31, 1998 and 1997, 99% and 100% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as follows:



Page 18

    STAAR INVESTMENT TRUST SHAREHOLDER TRANSACTIONS
    YEAR ENDED 12/31/98


    Fund   December 31, 1997 Balance   Sold    Reinvestment Of Dividends
Redemption    December 31, 1998 Balance

    Shares   Amount    Shares   Amount     Shares   Amount     Shares
Amount    Shares   Amount


    Intermediate
    Bond Fund     60,904   $ 605,200   52,286   $ 547,135   3,932   $ 40,840
(6,765)   $ (70,349)   110,356  $1,122,826

    Long-Term
    Bond Fund     31,339   $ 315,763   22,345   $ 245,762   2,372   $ 26,169
(2,445)   $ (27,482)   56,611   $ 560,212

    Larger
    Company
    Stock Fund    104,889  $1,131,829  45,157   $ 571,825   7,679   $ 99,910
(15,216)  $(190,149)   142,510  $1,613,415

    Smaller
    Company
    Stock Fund    102,877  $1,075,143  45,382   $ 522,933   3,628   $ 41,616
(11,000)  $(114,493)   140,886  $1,525,199

    International
    Fund          107,214  $1,145,174  53,791   $ 588,719   3,500   $ 37,310
(12,771)  $(131,184)   151,734  $1,640,019


    Alternative
    Categories
    Fund          29,151   $ 302,974   14,010   $ 148,420   1,001   $  9,741
(5,520)   $( 52,039)    38,641  $ 409,096


    Total
    Amount                 $4,576,083           $2,624,794          $ 255,586
          $(585,696)            $6,870,767


    Net undistributed investment income (loss) for each fund as of December 31, 1998 was as follows:

    IBF     $14,097
    LTBF    $ 6,040
    LCSF    $(3,943)
    SCSF    $(1,691)
    INTF    $ 2,394
    ACF     $  (368)


    NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

    Following is a summary of unrealized gains and losses for each portfolio as of December 31, 1998:

    <Caption
                                           _____Unrealized___
                                                                  Market
                          Cost        Gain     Loss       Net        Value

    Intermediate Bond     $1,222,693   19,159  $ (2,579)  $ 16,580   $1,239,273
    Long Term Bond           574,232   32,893      (861)    32,032   $  606,264
    Larger Company
    Stock Fund             1,610,418  243,044      (941)   242,103    1,852,521
    Smaller Company
    Stock Fund             1,524,719   93,624    (4,265)    89,359    1,614,078
    International Fund     1,643,612   83,627  (118,189)   (34,562)   1,609,050
    AltCat                   408,933   20,378   (55,306)   (34,928)     374,005
    TOTAL                 $6,984,607  $492,725 $(182,141) $310,584   $7,295,191


    NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER
    TRANSACTIONS WITH AFFILIATES: Effective
    April 1, 1996, the Trust entered into a Master Investment Advisory
    Agreement with STAAR Financial Advisors, Inc., a related party
    (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through April 1, 2000. The advisor furnishes investment management and advisory services (rate varies for each portfolio in accordance with a fee schedule ranging from .63% to .90% of average daily net asset value). During the period ended December 31, 1998, the investment advisor waived fees as follows:

                               Amount of               Fees Waived
    Fund                       FeesWaived              Per Share
    Intermediate Bond Fund     $1,033                  $ .01
    Long Term Bond Fund           603                    .01


    The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organization expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years and longer if approved by both parties on an annual basis.

    The STAAR Investment Trust is also charged 0.09% of the average daily net asset value for each Fund for various Trust expenses; from this the Trustees are compensated as a group at a rate of $1,125 per calendar quarter.

    Certain affiliated persons held aggregate investments in the respective portfolios as of December 31, 1998 as follows:

                                             Shares       Value
    Intermediate bond fund                   3,937.382    $ 41,146
    Long term bond fund                      2,085.392      23,273
    Larger company stock fund                10,678.327    138,711
    Smaller company stock fund               16,459.801    188,465
    International fund                       16,332.305    173,122
    Alternative categories fund              3,844.234      37,174

    Effective September 1, 1998, the Trust received approval of a 12b-1 arrangement which provides fee (commission) payments to broker/dealers who refer investors who become shareholders in the Trust. The fee structure is .5% for the bond funds and 1.0% for the stock funds over the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds per year thereafter. Fees are calculated based on fair market values and arew payable monthly the first 12 months and quarterly thereafter. Total 12b-1 expense for 1998 was $24.



    Supplementary Information - Selected Per Share Data and Ratios are provided In detail in the prospectus.

                EXAMPLE OF PRICE MAKE-UP
                  Using 12/31/1997 Data



    IBF
    LTBF
    LCSF
    SCSF
    INTF
    ACF

    Total
    Assets
    612,042
    334,510
    1,276,312
    1,177,931
    1,126,278
    307,318


    Plus
    Total
    Interest
    Accoun
    ts
    10,738
    4,608
    415
    305
    372
    189


    Less
    Expens
    e
    Accoui
    nts
    (348)
    (208)
    (1107)
    (1024)
    (858)
    (265)


    Equals
    Total
    Net
    Assets
    622,432
    338,910
    1,275,620
    1,177,212
    1,125,692
    307,242


    Divided
    by total
    shares
    outstan
    ding
    60,904
    31,339
    104,889
    102,877
    107,214
    29,151


    Equals
    net
    asset
    value
    10.22
    10.81
    12.16
    12.44
    10.50
    10.54


Page 21
                                      PART C


                                 OTHER INFORMATION

    Item 24. Financial Statements and Exhibits

    (a) Financial statements:  Included in Part A

    Included in Part C:

    The required Schedules are omitted because the required information is included in the financial statements included in Part A or Part B, or because the conditions requiring their filing do not exist.

    (b) Exhibits

    Exhibit
    Number

                 Description of Exhibit
    X(1)         Declaration of Trust of the Registrant

    X(2)         By-laws of the Registrant

     (3)         Not Applicable


    X(4)         Action of Trustees Establishing Funds

    X(5)         Form of Investment Advisory Agreement between
                    Registrant and Staar System Financial Services, Inc.  (the
                    "Advisor")

     (6)         Not Applicable

     (7)         Not Applicable

    XX (8)      Custodian Agreement between Registrant and StarBank.

    X(9)(a)      Form of Transfer Agency and Shareholder Services
                     Agreement among Registrant and the Advisor (see 5 above)

    X(9)(b)     Consent to Use of Name contained in (5) above

    X(10)        Opinion of Counsel and Consent of Counsel

     (11)        Consent of Independent Accountants

     (12)        Not Applicable

     (13)        Not Applicable

     (14)        Not Applicable

     (15)        Not Applicable

     (16)        Not Applicable

     (17)        Not Applicable

    X -   Filed with Initial N-1A and incorporated herein by reference.
    XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.


    Item 25.     Persons Controlled by or Under Common Control with
                              Registrant

    The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.




    Item 26.           Number of Holders of Securities

    This is no longer required



    Item 27.     Indemnification

    Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant. Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

    Item 28.      Business and Other Connections of Investment Adviser

    Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

    Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.



    Name                      Position with Advisor               Other
    Business





    J. Andre Weisbrod         President, Director        Registered
                                                         Representative
                                                         Olde Economie
                                                         Financial
                                                         Consultants, Ltd

    Charles Sweeney           Secretary & Director       Marketing Consultant
                                                         Graphic Arts Technology
                                                         Council; Before 1992
                                                         Graphic Arts Sales
                                                         Eastman Kodak
                                                         Company

    Carl J, Dorsch                    Director           Retired




    Item 29.   Principal Underwriter

               Inapplicable.

    Item 30.   Location of Accounts and Records

    The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at STARBANK, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH, 45201-1118, and, as to the transfer and dividend disbursing agent functions, % of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

    Item 31.  Management Services

               Inapplicable.

    Item 32.   Undertakings

             (a) The Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months after the effective date of this Registration Statement under the Securities Act of 1933, as amended.

             (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report (when available) to shareholders upon request and without charge.

              (c) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Funds outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16 of the Investment Company Act of 1940, as amended.



                                   NOTICE

    "The Intermediate Bond Fund (IBF)," "The Long-Term Bond
    Fund (LTBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund
    (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

    SIGNATURES

    Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 28th day of May, 1999.



                                   The Staar System Trust

                                         Registrant

                                    By: J. Andre Weisbrod, Trustee


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




    J. Andre Weisbrod
    Trustee             May 28, 1999
    (Signature)          (date)